RELATED PARTY BALANCE AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS
NOTE 13:-	RELATED PARTY BALANCE AND TRANSACTIONS

In January 2017, the Company’s shareholders approved that in addition to the directors’ fees to be paid to all of the Company’s directors, commencing as of January 1, 2017, the Company will pay the Investor (see Note 1c) an additional monthly payment of approximately $4.6 (NIS 17,500) for time devoted to the Company by the Executive Chairman of the Board of Directors, who is also a co-owner of the Investor. Such payment would increase in the event the Company achieved profitable operations. In 2017, the Company’s consolidated audited financial statements reflected net income (before taxes), so such additional payment increased to approximately $9 (NIS 35,000). In 2019 and 2018, the total payments to the Investor with respect to the Executive Chairman of the Board of Directors were $119 and $118, respectively..

See also Note 10 for transactions with the Company’s shareholders.

Balances with related parties:

	December 31,
	2019	2018

Accrued expenses	$50	$43

Related parties’ expenses:

	Year ended December 31,
	2019	2018	2017

Directors and management fees	$169	$156	$170

Amortization of shareholders’ convertible loans discount and BCF	$-	$-	$103

Interest on shareholders’ convertible note and loans	$-	$-	$164